FORM N-SAR
                               SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:       /  /   (a)
               or fiscal year ending:  12/31/99  (b)


Is this a transition report?: (Y/N)  _N_


Is this an amendment to a previous filing? (Y/N)  _N_


Those items or sub-items with a star after the item number should be completed only if the answer has changed from the previous filing on this form:


1.  A.  Registrant Name: Pruco Life Variable Universal Account
    B.  File Number: 811-5826
    C.  Telephone Number:(973) 802-6000

2.  A.  Street: 213 Washington Street
    B.  City: Newark      C.  State: NJ     D.  Zip Code: 07102 Zip Ext:2992
    E.  Foreign Country:                        Foreign Postal Code:

3.  Is this the first filing on this form by Registrant?(Y/N) _N_

4.  Is this the last filing on this form by Registrant?(Y/N) _N_

5.  Is Registrant a small business investment company (SBIC)?(Y/N) _N_

6.  Is Registrant a unit investment trust(UIT)?(Y/N) _Y_
           (If answer is "Y" (yes) complete only items 111 through 132)

7. A. Is Registrant a series or multiple portfolio company?(Y/N) _N_ (If answer is "N" (No), go to item 8.)

    B. How many separate series or portfolios did Registrant have at the end of the period? ________________________________

SCREEN NUMBER:  01      PAGE NUMBER: 01

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For period ending  12/31/99                    If filing more than one
File number 811-5826                                  Page 2, "X": _______



C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THE SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.


                                                             Is this the
 Series                                                      last filing
 Number       Series Name                                    for this series?
 ------       -----------                                    ----------------

    1                                                            (Y/N)


SCREEN NUMBER:  02      PAGE NUMBER: 02
(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)

For period ending 12/31/99                             If filing more than one
File number 811-5826                                   Page 47, "X":  ____

UNIT INVESTMENT TRUSTS

111.* A.  Depositor Name:   Pruco Life Insurance Company
      B.  File Number (If any):
      C.  City:   Newark     State:   NJ   Zip Code:   07102    Zip Ext: 3777
          Foreign Country: _____________ Foreign Postal Code:

111.* A.  Depositor Name:
      B.  File Number (If any): _______________
      C.  City: _______   State: ___    Zip Code: ________    Zip Ext: ______
          Foreign Country:________         Foreign Postal Code:  ________

112.* A.  Sponsor Name:
      B.  File Number (If any): _______________
      C.  City: _______   State: ___    Zip Code: ________    Zip Ext: ______
          Foreign Country:________         Foreign Postal Code:  ________

112.* A.  Sponsor Name:
      B.  File Number (If any): _______________
      C.  City: _______   State: ___    Zip Code: ________    Zip Ext: ______
          Foreign Country:________         Foreign Postal Code:  ________


SCREEN NUMBER: 55       PAGE NUMBER: 47

For period ending  12/31/99                             If filing more than one
File number 811-5826                                         Page 48, "X": ___


113. A.  Trustee Name:
 *   B.  City: _______   State: ___    Zip Code: ________    Zip Ext: ______
         Foreign Country:________         Foreign Postal Code:  ________

113. A.  Trustee Name:
 *   B.  City: _______   State: ___    Zip Code: ________    Zip Ext: ______
         Foreign Country:________         Foreign Postal Code:  ________

114. A.  Principal Underwriter Name: Pruco Securities Corporation
 *   B.  File Number:   8-16402
     C.  City:  Newark     State: NJ       Zip Code: 07102     Zip Ext:
         Foreign Country: __________    Foreign Postal Code: __________

114. A.  Principal Underwriter Name:
 *   B.  File Number: 8- _________________
     C.  City: _______   State: ___    Zip Code: ________    Zip Ext: ______
         Foreign Country: __________    Foreign Postal Code: __________


115. A.  Independent Public Accountant Name:  PRICEWATERHOUSECOOPERS, LLP.
 *   B.  City: New York    State:  NY    Zip Code:  10036   Zip Ext:
         Foreign Country:               Foreign Postal Code:

115. A.  Independent Public Accountant Name: _________________________
 *   B.  City: _______   State: ___    Zip Code: ________    Zip Ext: ______
         Foreign Country:________         Foreign Postal Code:  ________


SCREEN NUMBER: 56       PAGE NUMBER: 48

For period ending 12/31/99                             If filing more than one
File number 811-5826                                     Page 49, "X": ______


116. A.  Is Registrant part of a family of investment companies?(Y/N)
 *                   _Y_

     B. Identify the family in 10 letters: PRUDENTIAL

        (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A. Is Registrant a separate account of an insurance company?(Y/N)
 *                   _Y_

        If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B. Variable annuity contracts?(Y/N):  _N_

     C. Scheduled premium variable life contracts:  _N_

     D. Flexible premium variable life contracts:   _Y_

     E. Other types of insurance products registered under the Securities Acts of 1933? (Y/N) _____

118. State the number of series existing at the end of the period that
 *   had securities registered under the Securities Act of 1933  _2_

119. State the number of new series for which registration statements under the
 *     Securities Act of 1933 became effective during the period

120. State the total value of the portfolio securities on the date of
 *     deposit for the new series included in item 119 ($000's omitted)


121. State the number of series for which a current prospectus was in
 *     existence at the end of the period     _1_

122. State the number of existing series for which additional units
 *     were registered under the Securities Act of 1933 during the period  _3_

SCREEN NUMBER: 57       PAGE NUMBER: 49

For period ending  12/31/99                             If filing more than one
File number 811-5826                                       Page 50, "X": _____

123. State the total value of the additional units considered in answering item
 *   122 ($000's omitted) (2,947)

124. State the total value of units prior series that were placed in the
 * portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)($000's omitted) $_______________

125. State the total dollar amount of sales loads collected (before reallowances
 * to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) $ 000

126. Of the amounts shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)($000's omitted)  $000

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                      Number of   Total Assets  Total Income
                                      Series      ($000's       Distributions
                                      Investing   omitted)      ($000's omitted)
                                      ---------   --------      ----------------

A.  U.S. Treasury direct issue
B.  U.S. Government agency
C.  State and municipal tax-free
D.  Public utility debt
E.  Brokers or dealers debt or
    debt of brokers' or dealers'
    parent
F.  All other corporate intermed.
    & long term debt
G.  All other corporate short-
    term debt
H.  Equity securities of brokers
    or dealers or parents of
    brokers or dealers
I.  Investment company equity
    securities
J.  All other equity securities           1       $489,646
K.  Other securities
L.  Total assets of all series of                 $489,646
    registrant

SCREEN NUMBER: 58       PAGE NUMBER:50

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For period ending  12/31/99                             If filing more than one
File number 811-5826                                       Page 51, "X": _____

128.  Is the timely payment of principal and interest on any of the
 * portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N) ________________________


129.  Is the issuer of any instrument covered in item 128 delinquent or
 * in default as to payment of principal or interest at the end of the current period?(Y/N) ___________________________

130.  In computations of NAV or offering price per unit, is any part of
 * the value attributed to instruments identified in item 129 derived from insurance or guarantees?(Y/N) _______________________


131.  Total expenses incurred by all series of Registrant during the
      current reporting period ($000's omitted)   $2,583


132.  List the "811" (Investment Company Act of 1940) registration
 * number for all Series of Registrant that are being included in this filing:


                811-5826           811-              811-            811-
                811-               811-              811-            811-
                811-               811-              811-            811-
                811-               811-              811-            811-
                811-               811-              811-            811-
                811-               811-              811-            811-
                811-               811-              811-            811-
                811-               811-              811-            811-


SCREEN NUMBER: 59       PAGE NUMBER:51

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This report is signed on behalf of the registrant in the City of Newark and
State of New Jersey on the 25th day of February, 2000.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY


BY:  /S/ Dennis G. Sullivan        WITNESS: /S/ William Sues

         Dennis G. Sullivan                     William Sues
         Vice President                         Director, Separate Accounts